Trade Accounts Receivable, Net (Details) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Trade Accounts Receivable, Net
Trade accounts receivable	$ 7,390,674	$ 7,854,322
Allowance for expected credit losses	(1,669,915)	(1,678,503)	$ (1,774,151)
Total trade accounts receivable, net	5,720,759	6,175,819
Non-current trade receivables	$ 3,024	$ 484,506